Investment Objectives and Goals	Nov. 09, 2026
Leverage Shares Samsung Group ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares Samsung Group ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund is an exchange traded fund (“ETF”) that seeks long-term capital appreciation.
Leverage Shares Hyundai Group ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares Hyundai Group ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund is an exchange traded fund (“ETF”) that seeks long-term capital appreciation.
Leverage Shares SK Group ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares SK Group ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund is an exchange traded fund (“ETF”) that seeks long-term capital appreciation.